Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
August 31, 2022
ASD-NPRT1-1022
1.934463.110
Nonconvertible Bonds - 25.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 0.9% 3/25/24	2,145,000	2,048,223
KT Corp. 4% 8/8/25 (b)	1,525,000	1,515,387
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,581,274
NTT Finance Corp.:
0.373% 3/3/23 (b)	4,100,000	4,034,725
0.583% 3/1/24 (b)	2,184,000	2,074,594
4.239% 7/25/25 (b)	235,000	234,614
SBA Tower Trust:
3.448% 3/15/48 (b)	880,000	875,976
3.869% 10/8/49 (b)	790,000	772,408
Verizon Communications, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.500% 2.3627% 3/22/24 (c)(d)	2,563,000	2,543,693
1.45% 3/20/26	1,155,000	1,053,649
2.625% 8/15/26	1,615,000	1,521,966
		18,256,509
Entertainment - 0.0%
Take-Two Interactive Software, Inc.:
3.3% 3/28/24	955,000	941,559
3.55% 4/14/25	320,000	312,555
		1,254,114
Media - 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 4.908% 7/23/25	4,035,000	4,021,169
COX Communications, Inc.:
2.95% 6/30/23 (b)	1,950,000	1,935,863
3.15% 8/15/24 (b)	2,021,000	1,962,269
Magallanes, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.780% 3.5938% 3/15/24 (b)(c)(d)	3,122,000	3,120,895
3.755% 3/15/27 (b)	3,060,000	2,858,289
RELX Capital, Inc. 3.5% 3/16/23	575,000	573,316
SES SA 3.6% 4/4/23 (b)	1,850,000	1,824,579
SKY PLC 3.75% 9/16/24 (b)	3,870,000	3,845,613
		20,141,993
Wireless Telecommunication Services - 0.1%
Rogers Communications, Inc. 3.2% 3/15/27 (b)	1,365,000	1,298,707
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,150,000	1,122,963
		2,421,670
TOTAL COMMUNICATION SERVICES		42,074,286
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.0%
Aptiv PLC / Aptiv Corp. 2.396% 2/18/25	815,000	775,311
Automobiles - 1.5%
American Honda Finance Corp. 3 month U.S. LIBOR + 0.150% 3.134% 2/22/23 (c)(d)	3,342,000	3,335,888
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.4681% 4/1/24 (b)(c)(d)	5,925,000	5,907,328
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 2.7781% 4/1/25 (b)(c)(d)	7,500,000	7,501,758
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 3.647% 5/4/23 (b)(c)(d)	3,240,000	3,247,505
1.75% 3/10/23 (b)	1,800,000	1,781,355
General Motors Co.:
4.875% 10/2/23	730,000	733,669
5.4% 10/2/23	1,130,000	1,141,305
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 2.6744% 10/15/24 (c)(d)	4,200,000	4,098,067
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 2.4881% 3/8/24 (c)(d)	4,061,000	4,001,558
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.4823% 11/17/23 (c)(d)	5,000,000	4,981,825
2.9% 2/26/25	2,035,000	1,942,207
3.25% 1/5/23	5,000,000	4,992,553
Hyundai Capital Services, Inc. 2.125% 4/24/25 (b)	380,000	354,813
Nissan Motor Acceptance Corp.:
2.6% 9/28/22 (b)	1,610,000	1,608,155
3.875% 9/21/23 (b)	225,000	223,382
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	2,360,000	2,317,642
Stellantis Finance U.S., Inc. 1.711% 1/29/27 (b)	675,000	583,895
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.6347% 6/7/24 (b)(c)(d)	8,000,000	7,965,334
0.75% 11/23/22 (b)	10,620,000	10,553,850
0.875% 11/22/23 (b)	590,000	566,363
2.7% 9/26/22 (b)	650,000	649,838
3.125% 5/12/23 (b)	355,000	353,125
3.95% 6/6/25 (b)	760,000	747,863
		69,589,278
Distributors - 0.0%
Genuine Parts Co. 1.75% 2/1/25	410,000	385,397
Hotels, Restaurants & Leisure - 0.1%
Hyatt Hotels Corp. 1.3% 10/1/23	565,000	547,795
Marriott International, Inc.:
3.125% 2/15/23	290,000	288,958
3.6% 4/15/24	1,750,000	1,732,780
4.15% 12/1/23	175,000	175,163
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 2.7023% 2/14/24 (c)(d)	4,193,000	4,170,185
		6,914,881
Internet & Direct Marketing Retail - 0.0%
QVC, Inc. 4.85% 4/1/24	705,000	678,266
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,104,199
Hasbro, Inc. 3% 11/19/24	1,915,000	1,866,911
		2,971,110
Multiline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	140,877
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	485,000	477,545
Lowe's Companies, Inc. 3.35% 4/1/27	345,000	332,548
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	385,000
Ross Stores, Inc.:
0.875% 4/15/26	690,000	611,090
4.6% 4/15/25	2,310,000	2,329,363
Triton Container International Ltd. 0.8% 8/1/23 (b)	1,350,000	1,296,311
		5,431,857
TOTAL CONSUMER DISCRETIONARY		86,886,977
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 3.65% 2/1/26	495,000	486,535
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,405,000	2,271,171
Constellation Brands, Inc. 3.6% 5/9/24	965,000	956,367
Diageo Capital PLC 1.375% 9/29/25	680,000	629,767
		4,343,840
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
0.625% 2/10/23 (b)	1,072,000	1,055,958
0.8% 2/10/24 (b)	1,448,000	1,377,093
		2,433,051
Food Products - 0.1%
Bunge Ltd. Finance Corp. 3% 9/25/22	3,375,000	3,374,905
Cargill, Inc. 3.5% 4/22/25 (b)	740,000	728,726
JDE Peet's BV 0.8% 9/24/24 (b)	515,000	474,969
Mondelez International, Inc. 2.625% 3/17/27	815,000	759,797
		5,338,397
Tobacco - 0.1%
BAT International Finance PLC:
1.668% 3/25/26	885,000	787,997
4.448% 3/16/28	1,985,000	1,880,370
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	2,265,000	2,179,359
4.25% 7/21/25 (b)	235,000	229,959
		5,077,685
TOTAL CONSUMER STAPLES		17,192,973
ENERGY - 1.1%
Energy Equipment & Services - 0.0%
Baker Hughes Co. 1.231% 12/15/23	830,000	804,118
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	271,235
Schlumberger Holdings Corp. 4% 12/21/25 (b)	375,000	369,362
		1,444,715
Oil, Gas & Consumable Fuels - 1.1%
Aker BP ASA 3% 1/15/25 (b)	995,000	947,536
Canadian Natural Resources Ltd.:
2.05% 7/15/25	1,430,000	1,331,345
3.8% 4/15/24	735,000	728,217
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,499,894
7% 6/30/24	2,000,000	2,055,885
ConocoPhillips Co. 2.125% 3/8/24	10,000,000	9,766,416
Devon Energy Corp. 8.25% 8/1/23	525,000	539,344
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 2.9123% 2/16/24 (c)(d)	4,149,000	4,115,798
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.6823% 2/17/23 (c)(d)	1,892,000	1,885,925
0.55% 10/4/23	5,000,000	4,813,173
2.5% 1/15/25	1,115,000	1,068,397
2.5% 2/14/25	615,000	589,901
4% 10/1/23	1,605,000	1,600,343
Energy Transfer LP:
2.9% 5/15/25	255,000	241,556
3.45% 1/15/23	110,000	110,011
4.2% 9/15/23	280,000	279,413
4.25% 3/15/23	1,795,000	1,795,706
4.25% 4/1/24	70,000	69,857
4.9% 2/1/24	620,000	622,344
5.875% 1/15/24	2,375,000	2,406,569
Eni SpA 4% 9/12/23 (b)	1,610,000	1,604,423
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	605,000	589,437
2.6% 10/15/25 (b)	385,000	354,245
Pioneer Natural Resources Co. 0.55% 5/15/23	3,182,000	3,106,251
Plains All American Pipeline LP/PAA Finance Corp. 2.85% 1/31/23	1,275,000	1,269,320
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	2,530,000	2,544,259
5.625% 3/1/25	1,105,000	1,125,520
5.75% 5/15/24	1,450,000	1,470,744
The Williams Companies, Inc.:
3.7% 1/15/23	2,205,000	2,206,005
4.3% 3/4/24	305,000	305,088
		51,042,922
TOTAL ENERGY		52,487,637
FINANCIALS - 14.9%
Banks - 8.1%
AIB Group PLC 4.75% 10/12/23 (b)	1,115,000	1,105,725
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	2,000,000	1,931,335
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	629,589
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,748,075
Banco Santander SA:
0.701% 6/30/24 (c)	200,000	193,575
3.496% 3/24/25	1,400,000	1,367,421
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 2.944% 2/4/25 (c)(d)	10,000,000	9,883,600
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.8662% 4/22/25 (c)(d)	10,000,000	9,828,455
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 3.3264% 4/25/25 (c)(d)	10,000,000	9,952,121
0.523% 6/14/24 (c)	1,210,000	1,172,455
0.81% 10/24/24 (c)	755,000	724,253
0.976% 4/22/25 (c)	1,050,000	989,991
1.734% 7/22/27 (c)	765,000	678,824
1.843% 2/4/25 (c)	850,000	817,004
3.384% 4/2/26 (c)	1,145,000	1,104,889
3.841% 4/25/25 (c)	815,000	805,274
Bank of Ireland Group PLC 4.5% 11/25/23 (b)	3,145,000	3,120,779
Bank of Montreal:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 2.0788% 9/15/23 (c)(d)	10,000,000	9,938,870
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.270% 2.3142% 4/14/23 (c)(d)	8,000,000	7,980,767
3.7% 6/7/25	1,490,000	1,468,848
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 2.4994% 4/15/24 (c)(d)	10,000,000	9,892,296
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.260% 2.0738% 9/15/23 (c)(d)	5,000,000	4,970,710
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.6421% 7/31/24 (c)(d)	5,000,000	4,927,150
1.45% 1/10/25	1,720,000	1,615,205
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	816,232
0.998% 2/4/25 (b)	1,145,000	1,050,441
2.125% 11/21/22 (b)	4,457,000	4,446,845
Barclays PLC:
1.007% 12/10/24 (c)	1,100,000	1,042,481
4.338% 5/16/24 (c)	660,000	656,568
BNP Paribas SA 3.5% 3/1/23 (b)	10,000,000	9,975,556
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6039% 1/14/25 (b)(c)(d)	3,533,000	3,485,981
5.7% 10/22/23 (b)	3,145,000	3,163,926
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2027% 6/22/23 (c)(d)	5,885,000	5,864,001
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 2.9221% 4/7/25 (c)(d)	5,000,000	4,942,388
3.945% 8/4/25	1,935,000	1,910,434
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 2.8487% 1/25/26 (c)(d)	10,000,000	9,753,737
0.981% 5/1/25 (c)	1,880,000	1,769,468
4.14% 5/24/25 (c)	1,070,000	1,062,758
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 3.803% 4/24/23 (b)(c)(d)	675,000	676,641
Danske Bank A/S:
1.226% 6/22/24 (b)	1,610,000	1,511,490
3.773% 3/28/25 (b)(c)	800,000	780,046
5.375% 1/12/24 (b)	775,000	780,198
Discover Bank 4.2% 8/8/23	1,075,000	1,075,752
DNB Bank ASA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 2.7348% 3/28/25 (b)(c)(d)	10,000,000	9,940,414
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.7086% 5/21/24 (b)(c)(d)	5,316,000	5,247,079
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.86% 11/22/24 (c)(d)	10,000,000	9,776,749
0.976% 5/24/25 (c)	245,000	228,375
1.162% 11/22/24 (c)	750,000	715,956
1.645% 4/18/26 (c)	850,000	773,994
3.803% 3/11/25 (c)	425,000	416,874
Huntington National Bank U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 3.4723% 5/16/25 (c)(d)	8,000,000	7,968,667
Intesa Sanpaolo SpA 3.375% 1/12/23 (b)	7,435,000	7,397,693
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 2.825% 6/1/25 (c)(d)	10,000,000	9,812,470
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.580% 2.4076% 3/16/24 (c)(d)	5,000,000	4,965,245
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.880% 3.0249% 4/22/27 (c)(d)	747,000	727,265
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 3.4902% 4/26/26 (c)(d)	5,000,000	4,996,343
0.824% 6/1/25 (c)	965,000	902,792
2.083% 4/22/26 (c)	1,870,000	1,748,768
4.08% 4/26/26 (c)	1,710,000	1,685,464
KeyBank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.320% 2.61% 6/14/24 (c)(d)	10,000,000	9,887,932
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 2.2695% 1/3/24 (c)(d)	6,000,000	5,948,646
KeyCorp 3.878% 5/23/25 (c)	445,000	441,130
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,698,000	2,621,358
4.5% 11/4/24	480,000	477,407
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.740% 2.3507% 3/2/23 (c)(d)	4,624,000	4,634,624
0.953% 7/19/25 (c)	1,660,000	1,549,345
4.788% 7/18/25 (c)	10,000,000	10,032,942
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.850% 2.5713% 9/13/23 (c)(d)	10,000,000	10,000,347
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 3.2416% 5/22/26 (c)(d)	5,000,000	4,877,829
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 2.8123% 8/12/24 (b)(c)(d)	5,905,000	5,835,092
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 3.3127% 3/22/25 (b)(c)(d)	4,248,000	4,253,183
0.8% 8/12/24 (b)	370,000	344,317
2.375% 5/21/23 (b)	1,525,000	1,504,696
3.479% 3/22/25 (b)	1,210,000	1,175,381
3.625% 9/29/22 (b)	5,000,000	5,001,853
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	478,219
3.5% 3/28/24 (Reg. S)	1,000,000	988,000
Rabobank Nederland 3.95% 11/9/22	10,000,000	10,003,941
Rabobank Nederland New York Branch 3.875% 8/22/24	5,000,000	4,981,500
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.450% 2.6202% 10/26/23 (c)(d)	15,000,000	14,917,806
Santander Holdings U.S.A., Inc. 2.49% 1/6/28 (c)	760,000	660,890
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 3.1761% 1/21/26 (b)(c)(d)	10,000,000	9,704,379
2.625% 10/16/24 (b)	365,000	349,418
Standard Chartered PLC:
0.991% 1/12/25 (b)(c)	375,000	354,412
1.214% 3/23/25 (b)(c)	200,000	188,219
1.319% 10/14/23 (b)(c)	200,000	199,145
1.822% 11/23/25 (b)(c)	475,000	438,937
3.885% 3/15/24 (b)(c)	365,000	363,091
3.95% 1/11/23 (b)	1,840,000	1,835,257
Svenska Handelsbanken AB:
0.55% 6/11/24 (b)	720,000	677,020
1.418% 6/11/27 (b)(c)	695,000	617,209
Swedbank AB:
0.6% 9/25/23 (b)	500,000	481,144
1.3% 6/2/23 (b)	1,150,000	1,125,684
Synovus Financial Corp. 3.125% 11/1/22	5,000,000	4,994,078
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 1.88% 6/2/23 (c)(d)	10,000,000	9,959,597
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.480% 2.7027% 1/27/23 (c)(d)	5,000,000	4,998,077
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 2.6381% 3/8/24 (c)(d)	5,948,000	5,926,292
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 2.2652% 1/17/24 (c)(d)	10,000,000	9,911,360
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 2.1392% 6/9/25 (c)(d)	10,710,000	10,495,765
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 3.4747% 4/25/26 (c)(d)	6,000,000	5,990,956
1.654% 6/2/24 (c)	5,935,000	5,814,834
2.188% 4/30/26 (c)	840,000	786,264
3.526% 3/24/28 (c)	735,000	694,336
3.908% 4/25/26 (c)	1,210,000	1,185,574
4.54% 8/15/26 (c)	1,055,000	1,047,844
		387,671,632
Capital Markets - 3.1%
Charles Schwab Corp. 2.45% 3/3/27	2,155,000	2,010,347
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.380% 2.6629% 8/9/23 (c)(d)	5,000,000	4,957,246
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 3.54% 2/21/25 (c)(d)	5,000,000	4,922,309
0.495% 2/2/24	810,000	763,110
1% 5/5/23	6,590,000	6,448,755
Credit Suisse Group AG:
2.997% 12/14/23 (b)(c)	250,000	248,259
6.373% 7/15/26 (b)(c)	1,070,000	1,064,979
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.7833% 11/8/23 (c)(d)	10,000,000	9,927,400
2.222% 9/18/24 (c)	10,000,000	9,644,355
3.3% 11/16/22	7,072,000	7,059,998
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 3.7077% 2/23/23 (c)(d)	5,000,000	4,999,414
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.540% 2.8223% 11/17/23 (c)(d)	10,000,000	9,964,300
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.8547% 1/24/25 (c)(d)	10,000,000	9,826,421
0.523% 3/8/23	3,300,000	3,246,819
0.657% 9/10/24 (c)	725,000	695,300
0.673% 3/8/24 (c)	1,180,000	1,156,803
0.925% 10/21/24 (c)	555,000	531,205
1.757% 1/24/25 (c)	1,115,000	1,071,473
3.5% 4/1/25	1,005,000	982,671
4.482% 8/23/28 (c)	840,000	819,964
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.8514% 1/24/25 (c)(d)	8,000,000	7,882,680
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 3.2858% 4/17/25 (c)(d)	5,000,000	4,975,240
0.529% 1/25/24 (c)	3,994,000	3,932,414
0.56% 11/10/23 (c)	6,170,000	6,124,268
0.731% 4/5/24 (c)	985,000	963,512
1.164% 10/21/25 (c)	1,035,000	960,983
2.63% 2/18/26 (c)	1,070,000	1,017,122
3.62% 4/17/25 (c)	1,280,000	1,261,157
3.737% 4/24/24 (c)	5,000,000	4,978,016
4.1% 5/22/23	275,000	274,637
4.875% 11/1/22	8,160,000	8,180,818
NASDAQ, Inc. 0.445% 12/21/22	1,712,000	1,695,079
S&P Global, Inc. 2.45% 3/1/27 (b)	2,215,000	2,066,031
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.360% 2.6429% 2/9/24 (b)(c)(d)	10,000,000	9,948,900
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.5042% 1/13/25 (b)(c)(d)	5,000,000	4,947,173
UBS Group AG:
1.008% 7/30/24 (b)(c)	7,118,000	6,898,394
1.494% 8/10/27 (b)(c)	375,000	325,694
4.488% 5/12/26 (b)(c)	370,000	366,144
		147,139,390
Consumer Finance - 1.4%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.680% 2.6051% 9/29/23 (c)(d)	9,823,000	9,706,763
1.65% 10/29/24	1,690,000	1,563,774
3.15% 2/15/24	155,000	150,268
4.125% 7/3/23	1,025,000	1,022,477
4.5% 9/15/23	1,450,000	1,442,460
4.875% 1/16/24	850,000	845,920
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 3.0044% 5/3/24 (c)(d)	5,517,000	5,500,419
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 2.6162% 3/4/25 (c)(d)	8,000,000	7,996,489
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 3.6324% 5/9/25 (c)(d)	8,000,000	7,894,020
1.343% 12/6/24 (c)	5,000,000	4,795,271
2.636% 3/3/26 (c)	1,150,000	1,089,867
3.9% 1/29/24	505,000	503,195
4.985% 7/24/26 (c)	885,000	883,760
Discover Financial Services 3.85% 11/21/22	3,500,000	3,503,478
Hyundai Capital America:
0.8% 1/8/24 (b)	910,000	864,636
0.875% 6/14/24 (b)	1,035,000	968,479
1% 9/17/24 (b)	445,000	412,283
2.375% 2/10/23 (b)	1,925,000	1,909,949
2.85% 11/1/22 (b)	511,000	510,179
LeasePlan Corp. NV 2.875% 10/24/24 (b)	1,000,000	952,289
Synchrony Financial 4.25% 8/15/24	1,960,000	1,937,757
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.5816% 12/29/23 (c)(d)	6,000,000	6,008,580
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 2.4827% 3/22/24 (c)(d)	5,000,000	4,997,639
3.05% 3/22/27	640,000	614,499
		66,074,451
Diversified Financial Services - 0.6%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 2.9794% 5/24/24 (b)(c)(d)	8,000,000	7,839,582
0.95% 1/8/24 (b)	3,469,000	3,300,780
1.716% 1/7/25 (b)	1,905,000	1,763,319
2.514% 3/8/24 (b)	2,290,000	2,213,631
Brixmor Operating Partnership LP 3.65% 6/15/24	770,000	751,656
GA Global Funding Trust 1.25% 12/8/23 (b)	5,000,000	4,791,883
Jackson Financial, Inc. 1.125% 11/22/23 (b)	5,631,000	5,414,393
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,355,000	1,279,479
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	660,000	656,245
5.5% 2/15/24 (b)	470,000	464,107
		28,475,075
Insurance - 1.7%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,500,000	2,497,109
American International Group, Inc. 2.5% 6/30/25	1,000,000	953,281
Aon Corp. 2.2% 11/15/22	1,592,000	1,587,816
Brighthouse Financial Global Funding:
0.6% 6/28/23 (b)	845,000	819,322
1% 4/12/24 (b)	1,105,000	1,042,343
CNO Global Funding:
1.65% 1/6/25 (b)	1,300,000	1,211,826
1.75% 10/7/26 (b)	1,360,000	1,210,913
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.390% 2.3786% 4/6/23 (b)(c)(d)	10,000,000	9,985,702
0.5% 4/6/23 (b)	2,010,000	1,964,307
0.5% 11/17/23 (b)	5,000,000	4,785,895
1.1% 11/12/24 (b)	1,378,000	1,284,653
First American Financial Corp. 4.6% 11/15/24	355,000	354,700
Health Care Service Corp. 1.5% 6/1/25 (b)	1,800,000	1,655,630
Jackson National Life Global Funding 1.75% 1/12/25 (b)	1,145,000	1,070,781
Metropolitan Life Global Funding I U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 2.6042% 1/13/23 (b)(c)(d)	6,940,000	6,946,125
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 2.7076% 1/10/23 (b)(c)(d)	6,945,000	6,938,761
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.220% 2.5035% 2/2/23 (b)(c)(d)	10,000,000	9,988,278
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2222% 3/25/24 (b)(c)(d)	4,063,000	4,027,164
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 2.42% 4/12/24 (b)(c)(d)	10,000,000	9,903,145
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 2.4564% 4/12/24 (b)(c)(d)	1,763,000	1,746,222
0.75% 4/12/24 (b)	930,000	875,409
Protective Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 2.873% 3/28/25 (b)(c)(d)	7,500,000	7,468,125
3.218% 3/28/25 (b)	715,000	690,756
SunAmerica, Inc. 3.5% 4/4/25 (b)	900,000	866,773
Trinity Acquisition PLC 4.625% 8/15/23	1,054,000	1,052,279
		80,927,315
Thrifts & Mortgage Finance - 0.0%
Nationwide Building Society 3.766% 3/8/24 (b)(c)	500,000	497,590
TOTAL FINANCIALS		710,785,453
HEALTH CARE - 1.4%
Biotechnology - 0.3%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 3.634% 11/21/22 (c)(d)	7,100,000	7,105,823
2.6% 11/21/24	3,500,000	3,382,467
2.95% 11/21/26	2,215,000	2,089,416
3.2% 11/6/22	170,000	169,996
3.2% 5/14/26	175,000	167,690
Csl Uk Holdings Ltd. 3.85% 4/27/27 (b)	395,000	389,360
		13,304,752
Health Care Equipment & Supplies - 0.1%
Baxter International, Inc. 0.868% 12/1/23	1,460,000	1,403,828
Becton, Dickinson & Co.:
3.363% 6/6/24	1,431,000	1,413,952
3.734% 12/15/24	330,000	327,054
Stryker Corp. 0.6% 12/1/23	325,000	312,117
		3,456,951
Health Care Providers & Services - 0.3%
AmerisourceBergen Corp. 0.737% 3/15/23	1,247,000	1,228,218
Cardinal Health, Inc.:
3.079% 6/15/24	695,000	681,458
3.5% 11/15/24	1,180,000	1,171,243
Cigna Corp. 0.613% 3/15/24	5,967,000	5,687,048
CommonSpirit Health 1.547% 10/1/25	670,000	610,125
CVS Health Corp.:
2.875% 6/1/26	475,000	453,341
3% 8/15/26	415,000	399,097
Elevance Health, Inc. 2.375% 1/15/25	410,000	393,262
HCA Holdings, Inc. 3.125% 3/15/27 (b)	1,140,000	1,049,341
Humana, Inc.:
0.65% 8/3/23	4,151,000	4,029,036
1.35% 2/3/27	120,000	104,853
2.9% 12/15/22	160,000	159,779
3.15% 12/1/22	315,000	314,854
4.5% 4/1/25	1,205,000	1,214,424
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	172,925
		17,669,004
Life Sciences Tools & Services - 0.3%
PerkinElmer, Inc.:
0.55% 9/15/23	10,675,000	10,239,915
0.85% 9/15/24	1,690,000	1,574,642
Thermo Fisher Scientific, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 2.5952% 10/18/24 (c)(d)	2,411,000	2,388,454
		14,203,011
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	750,000	744,094
GSK Consumer Healthcare Capital U.S. LLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.890% 2.7818% 3/24/24 (b)(c)(d)	3,555,000	3,549,312
Perrigo Finance PLC 3.9% 12/15/24	2,790,000	2,655,904
Roche Holdings, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.0861% 9/11/23 (b)(c)(d)	10,000,000	9,997,239
Royalty Pharma PLC 0.75% 9/2/23	870,000	838,237
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	728,000	718,259
Viatris, Inc. 1.65% 6/22/25	600,000	546,905
		19,049,950
TOTAL HEALTH CARE		67,683,668
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	433,845
The Boeing Co. 1.167% 2/4/23	2,790,000	2,760,697
		3,194,542
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	464,549	410,661
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	317,908	271,550
		682,211
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	259,000	246,162
Commercial Services & Supplies - 0.0%
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	400,000	386,450
Waste Management, Inc. 0.75% 11/15/25	946,000	857,679
		1,244,129
Industrial Conglomerates - 0.2%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 2.1926% 3/11/24 (b)(c)(d)	10,290,000	10,286,519
Machinery - 0.3%
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.500% 2.2048% 6/14/23 (b)(c)(d)	8,000,000	7,976,852
1.625% 12/13/24 (b)	1,065,000	997,384
Otis Worldwide Corp. 2.056% 4/5/25	1,000,000	944,241
Parker Hannifin Corp. 3.65% 6/15/24	1,690,000	1,674,677
		11,593,154
Professional Services - 0.0%
Equifax, Inc. 3.95% 6/15/23	1,090,000	1,087,649
Road & Rail - 0.3%
Canadian Pacific Railway Co.:
1.35% 12/2/24	7,739,000	7,268,807
1.75% 12/2/26	580,000	526,055
Kansas City Southern/Old 3% 5/15/23	1,030,000	1,024,590
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (b)	1,751,000	1,737,876
3.45% 7/1/24 (b)	390,000	380,555
4.25% 1/17/23 (b)	285,000	285,145
SMBC Aviation Capital Finance:
3.55% 4/15/24 (b)	815,000	791,542
4.125% 7/15/23 (b)	900,000	892,724
		12,907,294
Trading Companies & Distributors - 0.1%
Air Lease Corp. 2.25% 1/15/23	3,810,000	3,781,898
GATX Corp.:
3.9% 3/30/23	820,000	818,186
4.35% 2/15/24	965,000	966,931
		5,567,015
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	892,088
2.875% 2/15/25 (b)	980,000	898,626
3.95% 7/1/24 (b)	265,000	253,034
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,650,000	1,649,340
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (b)	1,133,000	1,130,031
		4,823,119
TOTAL INDUSTRIALS		51,631,794
INFORMATION TECHNOLOGY - 0.5%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	863,435
IT Services - 0.2%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	320,000	327,360
Fidelity National Information Services, Inc.:
0.375% 3/1/23	1,160,000	1,141,469
0.6% 3/1/24	555,000	526,656
4.5% 7/15/25	600,000	600,832
Fiserv, Inc. 2.75% 7/1/24	395,000	385,309
HCL America, Inc. 1.375% 3/10/26 (b)	1,800,000	1,615,275
IBM Corp. 4% 7/27/25	1,820,000	1,816,792
PayPal Holdings, Inc. 2.65% 10/1/26	1,295,000	1,228,622
The Western Union Co. 2.85% 1/10/25	1,725,000	1,655,134
		9,297,449
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.1881% 10/1/24 (c)(d)	2,353,000	2,319,928
Marvell Technology, Inc. 4.2% 6/22/23	1,050,000	1,047,713
Microchip Technology, Inc.:
0.972% 2/15/24	1,165,000	1,109,065
0.983% 9/1/24	1,220,000	1,139,669
2.67% 9/1/23	1,110,000	1,093,723
NXP BV/NXP Funding LLC 4.875% 3/1/24	750,000	753,049
NXP BV/NXP Funding LLC/NXP U.S.A., Inc.:
2.7% 5/1/25	735,000	696,173
3.875% 6/18/26	475,000	459,436
4.4% 6/1/27	155,000	151,046
Qorvo, Inc. 1.75% 12/15/24 (b)	510,000	476,070
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	297,538
		9,543,410
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	595,635
Roper Technologies, Inc.:
1% 9/15/25	235,000	213,111
2.35% 9/15/24	365,000	352,499
3.65% 9/15/23	270,000	268,893
VMware, Inc. 0.6% 8/15/23	4,644,000	4,490,259
Workday, Inc. 3.5% 4/1/27	525,000	500,824
		6,421,221
TOTAL INFORMATION TECHNOLOGY		26,125,515
MATERIALS - 0.3%
Chemicals - 0.2%
Celanese U.S. Holdings LLC:
5.9% 7/5/24	1,970,000	1,984,925
6.05% 3/15/25	2,435,000	2,441,192
Cytec Industries, Inc. 3.5% 4/1/23	919,000	914,158
Ecolab, Inc. 1.65% 2/1/27	400,000	364,279
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	582,000	581,397
LYB International Finance III LLC 1.25% 10/1/25	692,000	624,193
Sherwin-Williams Co.:
4.05% 8/8/24	280,000	279,661
4.25% 8/8/25	420,000	419,745
Westlake Corp. 0.875% 8/15/24	180,000	170,046
		7,779,596
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (b)	135,000	134,716
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	392,940
		527,656
Containers & Packaging - 0.0%
Bemis Co., Inc. 4% 5/17/25	805,000	795,004
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	390,000	385,985
Nucor Corp.:
2% 6/1/25	350,000	330,084
3.95% 5/23/25	525,000	521,200
Posco 2.375% 1/17/23 (b)	1,870,000	1,858,275
Steel Dynamics, Inc. 2.8% 12/15/24	395,000	383,195
		3,478,739
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	633,317
TOTAL MATERIALS		13,214,312
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,449,000	1,450,449
American Tower Corp.:
2.4% 3/15/25	665,000	630,120
5% 2/15/24	375,000	378,669
Crown Castle International Corp.:
1.05% 7/15/26	1,005,000	880,229
2.9% 3/15/27	955,000	884,767
3.15% 7/15/23	985,000	978,091
Highwoods/Forsyth LP 3.625% 1/15/23	1,770,000	1,769,205
Kilroy Realty LP 4.375% 10/1/25	755,000	744,997
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.6247% 4/23/24 (c)(d)	495,000	492,736
Simon Property Group LP:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.430% 2.428% 1/11/24 (c)(d)	3,589,000	3,555,917
2% 9/13/24	380,000	366,343
3.375% 10/1/24	985,000	973,819
WP Carey, Inc.:
4% 2/1/25	1,440,000	1,425,882
4.6% 4/1/24	770,000	772,173
		15,303,397
Real Estate Management & Development - 0.1%
Essex Portfolio LP 3.875% 5/1/24	1,980,000	1,965,930
TOTAL REAL ESTATE		17,269,327
UTILITIES - 2.3%
Electric Utilities - 1.7%
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.250% 2.0007% 6/10/23 (c)(d)	3,003,000	2,989,012
Edison International:
2.95% 3/15/23	455,000	453,420
3.125% 11/15/22	650,000	648,760
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	962,648
2.65% 9/10/24 (b)	1,775,000	1,702,799
Eversource Energy:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5323% 8/15/23 (c)(d)	5,000,000	4,967,568
4.2% 6/27/24	1,115,000	1,114,259
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 2.5328% 5/10/23 (c)(d)	3,574,000	3,563,870
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,375,619
Korea Hydro & Nuclear Power Co. Ltd.:
1.25% 4/27/26 (b)	1,421,000	1,275,769
4.25% 7/27/27 (b)	630,000	624,690
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 2.2048% 6/28/24 (c)(d)	5,297,000	5,212,373
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 3.254% 2/22/23 (c)(d)	10,000,000	9,977,360
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 2.6844% 11/3/23 (c)(d)	6,000,000	5,948,580
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.540% 2.8298% 3/1/23 (c)(d)	3,472,000	3,467,612
1.875% 1/15/27	1,255,000	1,125,914
4.45% 6/20/25	1,050,000	1,053,009
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	519,449
Pacific Gas & Electric Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.150% 3.4323% 11/14/22 (c)(d)	180,000	179,793
3.5% 6/15/25	955,000	910,421
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 2.4844% 9/28/23 (c)(d)	1,780,000	1,771,332
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 2.2218% 6/24/24 (c)(d)	4,059,000	4,011,756
Southern California Edison Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.640% 2.5781% 4/3/23 (c)(d)	5,000,000	4,990,419
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 2.13% 12/2/22 (c)(d)	10,000,000	9,990,078
Southern Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.370% 2.6528% 5/10/23 (c)(d)	3,257,000	3,240,877
0.6% 2/26/24	2,230,000	2,115,838
Tampa Electric Co. 3.875% 7/12/24	2,079,000	2,069,789
Vistra Operations Co. LLC:
3.55% 7/15/24 (b)	4,595,000	4,430,292
5.125% 5/13/25 (b)	1,210,000	1,203,523
		81,896,829
Gas Utilities - 0.3%
APT Pipelines Ltd. 4.2% 3/23/25 (b)	1,895,000	1,859,029
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 2.0704% 3/9/23 (c)(d)	6,117,000	6,114,669
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 2.1107% 3/2/23 (c)(d)	2,009,000	2,005,739
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 2.3313% 3/11/23 (c)(d)	2,500,000	2,500,056
Southern California Gas Co. 2.95% 4/15/27	815,000	776,183
		13,255,676
Independent Power and Renewable Electricity Producers - 0.1%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	874,144
The AES Corp. 3.3% 7/15/25 (b)	820,000	777,770
		1,651,914
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 2.9323% 5/13/24 (c)(d)	2,893,000	2,861,504
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 2.3589% 9/15/23 (c)(d)	2,327,000	2,318,540
DTE Energy Co. 0.55% 11/1/22	5,000,000	4,977,037
Sempra Energy 3.3% 4/1/25	760,000	739,700
		10,896,781
TOTAL UTILITIES		107,701,200
TOTAL NONCONVERTIBLE BONDS (Cost $1,216,334,736)		1,193,053,142

U.S. Treasury Obligations - 2.6%
	Principal Amount (a)	Value ($)
U.S. Treasury Notes:
0.125% 4/30/23 (e)	715,000	700,002
1.625% 10/31/23	9,880,000	9,674,681
1.75% 3/15/25	17,440,000	16,705,612
2.25% 3/31/24	4,055,000	3,977,226
2.5% 4/30/24	13,820,000	13,600,823
2.5% 5/31/24 (e)	5,945,000	5,846,768
2.75% 5/15/25	31,530,000	30,922,801
3% 6/30/24	7,795,000	7,727,403
3% 7/31/24	20,900,000	20,717,125
3% 7/15/25	7,500,000	7,399,805
3.25% 8/31/24	7,180,000	7,149,148
TOTAL U.S. TREASURY OBLIGATIONS (Cost $126,012,723)		124,421,394

U.S. Government Agency - Mortgage Securities - 0.5%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.3%
12 month U.S. LIBOR + 1.560% 3.288% 7/1/35 (c)(d)	3,351	3,418
12 month U.S. LIBOR + 1.590% 1.834% 12/1/35 (c)(d)	4,652	4,730
12 month U.S. LIBOR + 1.650% 3.905% 8/1/37 (c)(d)	851	873
12 month U.S. LIBOR + 1.690% 3.44% 5/1/38 (c)(d)	4,903	5,014
12 month U.S. LIBOR + 1.780% 2.538% 5/1/38 (c)(d)	2,426	2,448
12 month U.S. LIBOR + 1.830% 3.117% 4/1/38 (c)(d)	13,492	13,740
12 month U.S. LIBOR + 1.850% 4.103% 8/1/38 (c)(d)	6,530	6,717
12 month U.S. LIBOR + 1.880% 3.198% 5/1/38 (c)(d)	7,978	8,118
12 month U.S. LIBOR + 2.040% 2.29% 12/1/36 (c)(d)	1,156	1,183
6 month U.S. LIBOR + 1.360% 1.901% 10/1/33 (c)(d)	22,650	22,876
2% 10/1/50	248,226	214,762
2.5% 1/1/52	888,033	794,906
3% 9/1/28 to 11/1/51	3,594,355	3,384,621
3.5% 11/1/26 to 7/1/50	778,181	753,415
4% 1/1/47 to 7/1/52	2,004,527	1,962,863
4.5% 5/1/41 to 6/1/52	3,208,090	3,217,135
5% 3/1/23 to 9/1/52 (f)	1,104,686	1,135,013
5.5% 2/1/23 to 5/1/40	1,114,995	1,178,962
6% to 6% 2/1/23 to 2/1/49	1,084,553	1,162,210
6.5% 7/1/32 to 12/1/32	53,529	57,406
TOTAL FANNIE MAE		13,930,410
Freddie Mac - 0.0%
12 month U.S. LIBOR + 1.620% 3.29% 6/1/38 (c)(d)	13,639	13,854
12 month U.S. LIBOR + 1.620% 3.875% 7/1/38 (c)(d)	10,248	10,450
12 month U.S. LIBOR + 1.720% 3.946% 7/1/35 (c)(d)	5,505	5,625
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (c)(d)	2,056	2,080
12 month U.S. LIBOR + 1.730% 3.008% 5/1/38 (c)(d)	5,249	5,331
12 month U.S. LIBOR + 1.730% 3.593% 10/1/36 (c)(d)	10,595	10,815
12 month U.S. LIBOR + 1.770% 3.225% 5/1/37 (c)(d)	2,466	2,507
12 month U.S. LIBOR + 1.830% 2.204% 2/1/37 (c)(d)	2,594	2,628
12 month U.S. LIBOR + 1.920% 2.186% 12/1/36 (c)(d)	4,730	4,797
12 month U.S. LIBOR + 2.020% 2.275% 11/1/36 (c)(d)	2,656	2,693
12 month U.S. LIBOR + 2.080% 2.582% 2/1/38 (c)(d)	10,649	10,809
12 month U.S. LIBOR + 2.160% 2.558% 2/1/37 (c)(d)	2,659	2,703
U.S. TREASURY 1 YEAR INDEX + 2.340% 2.472% 11/1/34 (c)(d)	6,633	6,811
2.5% 1/1/52	982,731	881,209
3% 11/1/34	238,114	231,302
3.5% 12/1/47	665,174	642,568
4% 12/1/49	144,812	142,932
4.5% 9/1/37 to 5/1/50 (f)	410,674	414,001
5% 10/1/22 to 12/1/41	276,118	285,676
5.5% 4/1/23 to 10/1/38	3,175	3,297
6% 9/1/34 to 9/1/35	70,196	74,786
7% 3/1/39	108,444	118,132
7.5% 6/1/38	104,998	113,931
TOTAL FREDDIE MAC		2,988,937
Ginnie Mae - 0.2%
6% 7/15/36	132,034	140,276
3% 9/20/47	2,193,386	2,089,373
3.5% 8/20/44 to 2/20/52	3,942,146	3,818,954
4% 3/20/48 to 8/20/50	410,417	406,482
4.5% 9/20/40 to 5/20/52	1,082,896	1,094,586
5% 12/20/34 to 5/20/48	552,701	570,850
5.5% 9/15/45 to 2/20/49	449,714	472,782
TOTAL GINNIE MAE		8,593,303
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $27,107,400)		25,512,650

Asset-Backed Securities - 6.7%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 3.819% 7/22/32 (b)(c)(d)	4,100,000	4,007,885
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 1/15/32 (b)(c)(d)	4,342,000	4,265,524
AIMCO CLO Ltd. Series 2022-12A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.170% 3.6508% 1/17/32 (b)(c)(d)	4,835,000	4,740,829
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	600,000	593,617
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	739,693
AmeriCredit Automobile Receivables Trust:
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,645,345
Series 2019-3 Class B, 2.13% 7/18/25	601,065	599,262
Series 2020-1 Class D, 1.8% 12/18/25	690,000	656,089
Series 2020-3 Class C, 1.06% 8/18/26	420,000	398,357
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	711,789
Class D, 1.21% 12/18/26	470,000	438,850
Series 2021-2:
Class A2, 0.26% 11/18/24	1,011,299	1,006,559
Class D, 1.29% 6/18/27	995,000	915,554
Series 2021-3 Class A2, 0.41% 2/18/25	3,853,507	3,815,953
Series 2022-1 Class D, 3.23% 2/18/28	1,830,000	1,732,357
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/5/49 (b)	2,262,150	2,173,557
Arbor Realty Collateralized Loan Obligation Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.070% 3.461% 8/15/34 (b)(c)(d)	1,100,000	1,059,551
Arbor Realty Commercial Real Estate Notes, Ltd. Series 2021-FL4 Class A, 1 month U.S. LIBOR + 1.350% 3.741% 11/15/36 (b)(c)(d)	845,000	822,769
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 3.809% 4/22/31 (b)(c)(d)	3,577,000	3,512,754
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	753,921
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-1A Class B, 3.41% 9/20/23 (b)	90,000	89,948
Series 2017-2A Class A, 2.97% 3/20/24 (b)	905,000	901,553
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	423,810
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	636,574
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	508,785
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 3.5099% 1/20/28 (b)(c)(d)	761,915	753,307
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	4,768,000	4,563,644
BDS, Ltd. / BDS LLC Series 2021-FL10 Class A, 1 month U.S. LIBOR + 1.350% 3.727% 12/16/36 (b)(c)(d)	770,000	754,198
Blackbird Capital Aircraft Series 2016-1A Class AA, 2.487% 12/16/41 (b)(c)	436,713	407,814
BMW Vehicle Owner Trust Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 2.7032% 12/26/24 (c)(d)	5,000,000	5,004,827
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	161,499	153,956
BSPRT Issuer, Ltd. / BSPRT CO-Issuer LLC Series 2022-FL8 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 3.3831% 2/15/37 (b)(c)(d)	1,510,000	1,466,943
Capital One Prime Auto Receivables Trust Series 2022-2 Class A2A, 3.74% 9/15/25	5,000,000	4,980,053
CarMax Auto Owner Trust:
Series 2020-4 Class D, 1.75% 4/15/27	540,000	506,031
Series 2021-2 Class C, 1.34% 2/16/27	545,000	504,085
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 5/15/25 (c)(d)	2,753,000	2,752,815
Series 2022-3 Class A2A, 3.81% 9/15/25	3,648,000	3,641,576
Carvana Auto Receivables Trust:
Series 2021-P2 Class A2, 0.3% 7/10/24	940,353	938,317
Series 2021-P3 Class A2, 0.38% 1/10/25	1,589,495	1,570,822
Series 2021-P4 Class B, 1.98% 2/10/28	445,000	386,752
Series 2022-N1 Class C, 3.32% 12/11/28 (b)	580,000	563,990
Cedar Funding Ltd.:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 3.8099% 10/20/32 (b)(c)(d)	1,089,000	1,069,480
Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 3.612% 7/15/33 (b)(c)(d)	5,722,000	5,590,909
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/30 (b)(c)(d)	4,090,000	4,022,785
Chesapeake Funding II LLC:
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 2.871% 1/15/31 (b)(c)(d)	121,076	121,083
Series 2019-1A Class A1, 2.94% 4/15/31 (b)	177,641	177,594
Series 2020-1A Class A1, 0.87% 8/15/32 (b)	1,670,159	1,651,099
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 2.621% 4/15/33 (b)(c)(d)	2,288,876	2,274,712
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 3.562% 7/15/33 (b)(c)(d)	1,360,000	1,331,244
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	203,626	177,874
CNH Equipment Trust:
Series 2020-A Class A4, 1.51% 4/15/27	590,000	567,800
Series 2021-C Class A2, 0.33% 1/15/25	2,919,153	2,881,520
Connecticut Avenue Securities Trust Series 2022-R06 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.750% 4.9332% 5/25/42 (b)(c)(d)	632,986	643,372
Daimler Trucks Retail Trust Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,800,003
Dell Equipment Finance Trust:
Series 2020-2 Class A3, 0.57% 10/23/23 (b)	1,340,588	1,323,445
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,601,000	1,557,639
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	5,000,000	4,979,503
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	1,740,268	1,709,110
DLLMT LLC Series 2021-1A Class A2, 0.6% 3/20/24 (b)	6,253,784	6,162,264
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 1.5297% 12/11/34 (b)(c)(d)	2,759,268	2,744,681
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	592,583
Series 2021-2 Class D, 1.39% 3/15/29	785,000	736,059
Series 2021-3 Class A2, 0.52% 1/15/25	1,447,919	1,442,247
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 3.8403% 7/17/34 (b)(c)(d)	1,055,000	1,030,865
Eagle Re Ltd. Series 2021-2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.550% 3.7332% 4/25/34 (b)(c)(d)	460,000	458,789
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 3.612% 4/15/31 (b)(c)(d)	3,935,000	3,860,196
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	358,155	346,804
Enterprise Fleet Financing LLC:
Series 2019-3 Class A2, 2.06% 5/20/25 (b)	90,759	90,244
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	1,968,825	1,953,712
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	2,057,305	2,004,932
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	918,895	889,402
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,895,880	2,770,249
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	496,000	495,836
Exeter Automobile Receivables Series 2022-2A Class C, 3.85% 7/17/28	1,285,000	1,246,193
Exeter Automobile Receivables Trust:
Series 2021-3A Class D, 1.55% 6/15/27	660,000	604,492
Series 2022-1A Class D, 3.02% 6/15/28	1,350,000	1,250,053
Ford Credit Auto Lease Trust Series 2022-A:
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 2.4831% 10/15/24 (c)(d)	2,696,000	2,697,091
Class C, 4.18% 10/15/25	2,030,000	1,995,427
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	511,344
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,215,058
FORDO Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.840% 2.4831% 2/15/25 (c)(d)	3,348,000	3,349,966
Freddie Mac STACR REMIC Trust:
Series 2022-DNA3 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 4.1832% 4/25/42 (b)(c)(d)	1,293,364	1,299,951
Series 2022-DNA4 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.200% 4.3832% 5/25/42 (b)(c)(d)	1,417,776	1,422,159
GM Financial Automobile Leasing Trust:
Series 2020-2 Class C, 2.56% 7/22/24	445,000	442,461
Series 2021-2 Class A2, 0.22% 7/20/23	436,928	436,300
Series 2022-2 Class A2, 2.93% 10/21/24	3,401,000	3,373,262
GM Financial Consumer Automobile Receivables Series 2022-2 Class A2, 2.52% 5/16/25	3,502,000	3,473,490
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	147,247	145,864
Series 2020-4 Class C, 1.05% 5/18/26	420,000	396,329
Series 2022-3 Class A2A, 3.5% 9/16/25	6,796,000	6,757,539
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,480,000	1,432,627
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,115,655
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	211,750	204,580
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	99,689	97,930
Class B, 2.96% 12/26/28 (b)	152,043	148,477
Series 2020-AA:
Class A, 2.74% 2/25/39 (b)	437,222	418,799
Class B, 4.22% 2/25/39 (b)	673,627	658,068
Home Partners of America Trust Series 2022-1 Class A, 3.93% 4/17/39 (b)	1,956,490	1,888,201
HPEFS Equipment Trust Series 2021-2A Class A2, 0.3% 9/20/28 (b)	1,344,711	1,332,742
Hyundai Auto Lease Securitization Trust:
Series 2021-B Class A2, 0.19% 10/16/23 (b)	2,031,476	2,021,142
Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.150% 2.5031% 10/15/24 (b)(c)(d)	2,000,000	2,001,800
Hyundai Auto Receivables Trust:
Series 2019-A Class B, 2.94% 5/15/25	635,000	630,792
Series 2020-A Class A3, 1.41% 11/15/24	422,862	418,283
Series 2022-B Class A2A, 3.64% 5/15/25	4,064,000	4,048,059
John Deere Owner Trust 3.73% 6/16/25	5,413,000	5,390,584
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 3.712% 1/15/32 (b)(c)(d)	1,250,000	1,228,623
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 3.5403% 1/16/28 (b)(c)(d)	448,091	444,126
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 3.391% 12/15/37 (b)(c)(d)	1,061,250	1,021,452
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (b)	187,412	186,001
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,768,000	1,761,186
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 3.7393% 7/27/31 (b)(c)(d)	1,240,000	1,226,168
Class BR, 3 month U.S. LIBOR + 1.550% 4.3193% 7/27/31 (b)(c)(d)	800,000	774,250
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 3.759% 1/22/31 (b)(c)(d)	3,229,000	3,172,641
Madison Park Funding XXXIII Ltd. Series 2022-33A Class AR, CME TERM SOFR 3 MONTH INDEX + 1.290% 3.6179% 10/15/32 (b)(c)(d)	1,910,000	1,857,255
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 3.6999% 4/20/32 (b)(c)(d)	1,650,000	1,618,784
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 3.5403% 1/18/28 (b)(c)(d)	1,577,435	1,563,450
Magnetite XXV Ltd. Series 2020-25A Class A, 3 month U.S. LIBOR + 1.200% 3.983% 1/25/32 (b)(c)(d)	1,015,000	1,000,975
Mercedes-Benz Auto Lease Trust Series 2021-B Class A2, 0.22% 1/16/24	3,970,290	3,947,974
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL7 Class A, 1 month U.S. LIBOR + 1.080% 3.457% 10/16/36 (b)(c)(d)	800,000	776,000
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	265,340	251,223
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (b)	328,981	306,970
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	249,931	245,290
Class B, 2.75% 12/20/34 (b)	14,702	14,340
Class C, 2.99% 12/20/34 (b)	35,284	34,316
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	220,144	199,316
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	370,644	349,636
Series 2020-A Class A2A, 2.46% 11/15/68 (b)	699,381	654,994
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	2,462,590	2,252,181
Series 2020-IA Class A1A, 1.33% 4/15/69 (b)	497,289	448,353
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	964,208	943,070
Series 2019-GA Class A, 2.4% 10/15/68 (b)	284,195	271,238
Series 2020-DA Class A, 1.69% 5/15/69 (b)	448,383	416,135
Series 2022-A Class A, 2.23% 7/15/70 (b)	1,668,617	1,522,268
Navient Student Loan Trust:
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	438,303	432,924
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	768,501	736,573
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 2.2759% 3/22/32 (c)(d)	517,670	491,558
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 3.1837% 3/26/68 (b)(c)(d)	283,670	274,954
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,394,653	1,254,346
Series 2021-DA Class AFX, 1.63% 4/20/62 (b)	484,192	450,442
Neuberger Berman CLO XVII Ltd. Series 2020-17A Class AR2, 3 month U.S. LIBOR + 1.030% 3.789% 4/22/29 (b)(c)(d)	1,293,771	1,278,229
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2021-32A Class AR, 3 month U.S. LIBOR + 0.990% 3.7276% 1/20/32 (b)(c)(d)	1,570,000	1,542,654
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 3.8003% 4/16/33 (b)(c)(d)	455,000	446,951
Neuberger Berman Loan Advisers CLO, Ltd. Series 2021-26A:
Class AR, 3 month U.S. LIBOR + 0.920% 3.6603% 10/18/30 (b)(c)(d)	825,000	813,891
Class BR, 3 month U.S. LIBOR + 1.400% 4.1403% 10/18/30 (b)(c)(d)	890,000	858,729
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 3.7403% 7/17/32 (b)(c)(d)	4,100,000	4,006,229
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	212,495	210,060
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 3.8299% 7/20/29 (b)(c)(d)	2,422,260	2,387,016
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 4.062% 7/15/30 (b)(c)	1,320,000	1,266,907
Octane Receivables Trust:
Series 2021-2A Class A, 1.21% 9/20/28 (b)	490,057	471,575
Series 2022-1A Class B, 4.9% 5/22/28 (b)	780,000	760,506
Palmer Square CLO, Ltd. Series 2021-3A Class A1AR, 3 month U.S. LIBOR + 1.080% 3.9851% 11/15/31 (b)(c)(d)	2,570,000	2,528,703
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 3.784% 5/20/29 (b)(c)(d)	3,095,701	3,057,163
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME TERM SOFR 3 MONTH INDEX + 1.050% 3.3779% 4/15/30 (b)(c)(d)	4,004,455	3,940,932
Planet Fitness Master Issuer LLC Series 2018-1A Class A2II, 4.666% 9/5/48 (b)	1,496,688	1,444,335
Progress Residential Series 2022-SFR6 Class A, 4.451% 7/20/39 (b)	1,000,000	983,442
Santander Bank, N.A. Series 2021-1A Class B, 1.833% 12/15/31 (b)	193,599	187,369
Santander Consumer Auto Receivables Trust 1.57% 1/15/27 (b)	801,000	740,465
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	675,000	666,684
Series 2021-4:
Class A2, 0.37% 8/15/24	373,027	372,530
Class D, 1.67% 10/15/27	1,310,000	1,218,813
Series 2022-1 Class C, 2.56% 4/17/28	1,630,000	1,542,747
Series 2022-2 Class C, 3.76% 7/16/29	1,990,000	1,931,279
Series 2022-5 Class A2, 3.98% 1/15/25	1,931,000	1,928,152
Santander Retail Auto Lease Trust:
Series 2019-C:
Class C, 2.39% 11/20/23 (b)	362,681	362,409
Class D, 2.88% 6/20/24 (b)	870,000	868,454
Series 2020-A Class D, 2.52% 11/20/24 (b)	720,000	708,748
Series 2020-B Class A2, 0.42% 11/20/23 (b)	771,282	769,560
Series 2021-A:
Class A2, 0.32% 2/20/24 (b)	1,596,504	1,585,162
Class C, 1.14% 3/20/26 (b)	1,815,000	1,714,351
Series 2021-B Class A2, 0.31% 1/22/24 (b)	1,313,020	1,303,278
Series 2021-C:
Class A2, 0.29% 4/22/24 (b)	1,646,203	1,634,986
Class C, 1.11% 3/20/26 (b)	630,000	587,790
Series 2022-B Class B, 3.85% 3/22/27 (b)	445,000	435,028
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	1,400,000	1,338,376
1.631% 5/15/51 (b)	495,000	436,024
1.884% 7/15/50 (b)	365,000	328,910
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (b)	293,792	289,684
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	111,387	108,670
Series 2019-2A Class A, 2.59% 5/20/36 (b)	685,106	667,345
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	165,283	157,875
Series 2020-2A Class C, 3.51% 7/20/37 (b)	222,437	211,041
Series 2021-1A Class B, 1.34% 11/20/37 (b)	230,037	212,648
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 3.891% 4/15/32 (b)(c)(d)	781,934	781,811
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 3.491% 9/15/34 (b)(c)(d)	461,224	460,398
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 3.111% 1/15/37 (b)(c)(d)	978,741	965,599
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	308,647	280,461
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	1,921,748	1,752,104
Series 2021-B Class A, 1.31% 7/17/51 (b)	1,236,854	1,124,002
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 3.572% 7/15/32 (b)(c)(d)	3,117,000	3,052,752
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.020% 3.532% 1/15/34 (b)(c)(d)	6,116,000	6,011,294
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 3.7899% 4/20/33 (b)(c)(d)	465,000	452,628
Symphony Static CLO Ltd. Series 2021-1A Class B, 3 month U.S. LIBOR + 1.450% 4.233% 10/25/29 (b)(c)(d)	1,385,000	1,323,618
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 3.9019% 11/18/30 (b)(c)(d)	4,292,000	4,221,929
TCI-Symphony CLO Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.920% 3.442% 7/15/30 (b)(c)(d)	4,588,000	4,527,411
Tesla Series 2020-A Class A3, 0.68% 12/20/23 (b)	1,572,090	1,555,548
Tesla Auto Lease Trust:
Series 2021-A Class A2, 0.36% 3/20/25 (b)	2,465,080	2,429,760
Series 2021-B Class A2, 0.36% 9/22/25 (b)	3,778,012	3,684,486
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	102,467	101,587
Series 2017-4 Class A1, 2.75% 6/25/57 (b)	114,323	110,732
Series 2019-1 Class A1, 3.6794% 3/25/58 (b)(c)	537,133	517,778
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.000% 2.3731% 1/15/25 (c)(d)	1,867,000	1,866,381
Verizon Master Trust Series 2022-5 Class A1A, 3.72% 7/20/27	1,588,000	1,588,529
Verizon Owner Trust Series 2020-A Class A1A, 1.85% 7/22/24	1,997,874	1,988,330
Volkswagen Auto Loan Enhanced Trust:
Series 2020-1 Class A4, 1.26% 8/20/26	545,000	528,428
Series 2021-1 Class A2, 0.49% 10/21/24	5,147,092	5,086,804
Volvo Financial Equipment LLC Series 2019-2A Class A3, 2.04% 11/15/23 (b)	291,570	291,197
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 3.6903% 4/17/30 (b)(c)(d)	4,427,500	4,356,655
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 2.6481% 8/20/29 (b)(c)(d)	2,202,045	2,183,905
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	881,278
Series 2020-A Class C, 1.64% 8/17/26	480,000	461,948
Series 2022-A Class C, 2.55% 9/15/28	600,000	563,206
Series 2022-B, Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 2.4531% 10/15/25 (c)(d)	3,347,000	3,353,304
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	493,908
Class C, 1.25% 10/15/26	585,000	558,162
TOTAL ASSET-BACKED SECURITIES (Cost $322,985,194)		315,973,413

Collateralized Mortgage Obligations - 1.6%
	Principal Amount (a)	Value ($)
Private Sponsor - 1.4%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (b)	55,373	55,069
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	619,503	556,757
Class A2, 1.115% 1/25/66 (b)	181,172	163,389
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	513,160	461,803
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	410,002	359,188
Series 2021-6 Class A3, 1.714% 9/25/66 (b)	429,985	363,481
Angel Oak Mortgage Trust LLC:
sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (b)	335,733	320,184
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	544,467	520,232
Series 2022-2 Class A1, 3.353% 1/25/67 (b)(c)	1,847,348	1,744,842
Barclays Mortgage Loan Trust sequential payer Series 2021-NQM1 Class A1, 1.747% 9/25/51 (b)	1,079,551	1,001,350
Bayview MSR Opportunity Master Fund Trust sequential payer:
Series 2021-1 Class A5, 2.5% 12/25/51 (b)	863,647	776,708
Series 2021-5 Class A5, 2.5% 11/25/51 (b)	1,718,639	1,547,782
BINOM Securitization Trust sequential payer Series 2021-INV1:
Class A2, 2.37% 6/25/56 (b)	1,222,469	1,115,325
Class A3, 2.625% 6/25/56 (b)	383,520	349,340
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	667,867	640,606
BRAVO Residential Funding Trust sequential payer Series 2021-NQM3 Class A1, 1.699% 4/25/60 (b)	625,498	593,177
Cascade Funding Mortgage Trust sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	1,125,016	1,101,291
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	3,735,359	3,630,847
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	423,531	381,162
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	226,384	199,715
Colt 2022-3 Mortgage Loan Trust sequential payer Series 2022-3 Class A1, 3.901% 2/25/67 (b)	1,824,664	1,755,826
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	499,226	448,631
COLT Funding LLC Series 2021-3 Class A3, 1.419% 9/27/66 (b)(c)	365,775	311,970
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	87,618	84,560
Connecticut Avenue Securities floater Series 2022-R03 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 4.2832% 3/25/42 (b)(c)(d)	996,390	995,892
Connecticut Avenue Securities Trust floater:
Series 2022-R01 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 3.1832% 12/25/41 (b)(c)(d)	1,885,698	1,862,736
Series 2022-R02 Class 2M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.200% 3.3832% 1/25/42 (b)(c)(d)	1,439,550	1,431,527
Series 2022-R05 Class 2M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.900% 4.0832% 4/25/42 (b)(c)(d)	1,193,921	1,192,650
Series 2022-R07 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 5.1582% 6/25/42 (b)(c)(d)	1,095,519	1,117,310
Series 2022-R08 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.550% 4.7582% 7/25/42 (b)(c)(d)	447,226	452,792
Deephaven Residential Mortgage Trust:
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	110,057	105,128
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	217,923	198,625
Class A3, 1.26% 4/25/66 (b)	242,829	219,305
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	97,737	92,674
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	131,273	117,086
Class A3, 1.106% 2/25/66 (b)	109,395	96,616
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	302,359	263,196
Class A3, 1.291% 6/25/66 (b)	292,391	255,153
Series 2021-3:
Class A1, 1.241% 9/25/66 (b)	412,088	355,031
Class A3, 1.55% 9/25/66 (b)	293,134	251,755
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	3,695,894	3,612,166
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 3.2937% 3/25/50 (b)(c)(d)	251,186	238,205
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (b)	525,406	500,462
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	562,863
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	580,905
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	71,800	70,744
Class A32, 4% 2/25/59 (b)	36,294	35,557
GMRF Mortgage Acquisition Co., LLC Series 2018-1 Class A33, 3.5% 11/25/57 (b)	75,447	72,832
GS Mortgage-Backed Securites Trust:
sequential payer Series 2021-HP1 Class A6, 2.5% 1/25/52 (b)(c)	533,574	480,529
Series 2014-EB1A Class 2A1, 1.9451% 7/25/44 (b)(c)	8,564	8,487
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	929,002	836,065
GS Mortgage-Backed Securities Trust:
Series 2021-PJ5 Class A8, 2.5% 10/25/51 (b)(c)	1,273,822	1,159,924
Series 2022-GR1 Class A5, 2.5% 6/25/52 (b)	1,824,336	1,639,551
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (b)(c)	41,866	41,590
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (b)(c)	823,369	741,000
Imperial Fund Mortgage Trust:
sequential payer Series 2022-NQM4 Class A1, 4.767% 6/25/67 (b)	1,549,932	1,532,842
Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	487,292	423,887
J.P. Morgan Mortgage Trust Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	181,463	164,982
Mello Mortgage Capital Acceptance sequential payer Series 2021-INV3 Class A4, 2.5% 10/25/51 (b)	727,258	654,504
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (b)	187,818	179,485
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	241,599	215,126
Mill City Mortgage Loan Trust Series 2017-2 Class A1, 2.75% 7/25/59 (b)	84,226	83,445
New Residential Mortgage Loan Trust:
sequential payer Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (b)	343,605	329,882
Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	560,020	503,996
NMLT Trust sequential payer Series 2021-INV2:
Class A1, 1.162% 8/25/56 (b)	1,676,034	1,510,421
Class A3, 1.52% 8/25/56 (b)	431,969	383,123
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 3.3937% 2/25/60 (b)(c)(d)	216,295	210,282
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)	385,269	322,981
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	384,890	355,117
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	455,292	415,257
Class A9, 3% 5/25/60 (b)	112,005	101,232
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	101,748	93,185
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	837,358	753,589
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 3.6437% 6/25/59 (b)(c)(d)	222,520	218,327
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (b)	940,753	846,053
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (b)	627,152	549,766
Class A2, 1.175% 2/25/66 (b)	333,845	295,096
PSMC Trust sequential payer:
Series 2021-1 Class A11, 2.5% 3/25/51 (b)(c)	1,339,683	1,214,693
Series 2021-2 Class A3, 2.5% 5/25/51 (b)	1,038,739	934,175
Residential Mortgage Loan Trust Series 2021-INV2 Class A7, 2.5% 9/25/51 (b)	1,631,512	1,471,356
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	118,040	115,182
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	52,674	51,359
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	11,517	11,453
Series 2018-CH4 Class A2, 4% 10/25/48 (b)	16,480	16,309
SG Residential Mortgage Trust:
sequential payer Series 2022-1 Class A1, 3.166% 3/27/62 (b)	1,183,529	1,109,855
Series 2020-2 Class A1, 1.381% 5/25/65 (b)	211,545	198,800
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1 Class A3, 2.916% 9/27/49 (b)	388,376	378,940
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	467,069	448,994
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	534,876	495,544
Series 2021-4 Class A1, 1.162% 8/25/56 (b)	1,203,910	1,066,031
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	232,382	209,502
Towd Point Mortgage Trust:
Series 2016-1 Class A3B, 3% 2/25/55 (b)	5,343	5,329
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	65,872	65,194
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	213,776	210,009
United Wholesale Mortgage LLC sequential payer Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	280,178	252,149
Verus Securitization Trust:
sequential payer:
Series 2019-INV3 Class A3, 3.1% 11/25/59 (b)	377,580	365,460
Series 2020-1 Class A3, 2.724% 1/25/60 (b)	451,591	432,845
Series 2020-2 Class A1, 2.226% 5/25/60 (b)	306,188	300,447
Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	134,065	132,019
Series 2019-4 Class A3, 3% 11/25/59 (b)	161,995	160,231
Series 2019-INV2 Class A2, 3.117% 7/25/59 (b)	368,524	361,073
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	172,991	161,801
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	241,186	217,127
Class A3, 1.155% 1/25/66 (b)	142,519	127,791
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	348,616	309,421
Series 2021-5 Class A3, 1.373% 9/25/66 (b)	409,326	350,835
Series 2021-7 Class A1, 1.829% 10/25/66 (b)	1,556,240	1,371,634
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	112,288	104,723
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	363,228	335,093
Series 2022-1 Class A3, 3.288% 1/25/67 (b)	1,764,575	1,546,095
Series 2022-6 Class A1, 4.91% 6/25/67 (b)	650,572	645,720
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	972,094	924,493
Wells Fargo Mortgage Backed Securities Trust:
Series 2021-INV2 Class A4, 2.5% 9/25/51 (b)	977,278	879,512
Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,114,389	1,002,210
TOTAL PRIVATE SPONSOR		66,197,573
U.S. Government Agency - 0.2%
Fannie Mae:
floater Series 2022-R04 Class 1M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.000% 4.1832% 3/25/42 (b)(c)(d)	662,195	661,599
Series 2017-90 Class KA, 3% 11/25/47	485,820	474,802
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 3.7937% 9/25/29 (c)(d)	46,444	46,419
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 3.5437% 11/25/29 (c)(d)	932,487	924,111
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 3.6437% 1/25/30 (c)(d)	34,169	33,957
FHLMC Structured Agency Credit Risk Debt Notes floater Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 6.4437% 8/25/24 (c)(d)	130,463	133,449
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	189,877	187,642
Freddie Mac STACR REMIC Trust floater:
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 2.9832% 8/25/33 (b)(c)(d)	161,959	161,625
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 4.2832% 10/25/33 (b)(c)(d)	690,000	670,446
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.650% 3.8332% 1/25/34 (b)(c)(d)	392,556	391,417
Series 2021-DNA6 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.500% 3.6832% 10/25/41 (b)(c)(d)	575,000	543,375
Series 2021-DNA7 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.800% 3.9832% 11/25/41 (b)(c)(d)	555,000	530,216
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 2.8832% 8/25/33 (b)(c)(d)	206,114	205,475
Series 2021-HQA3 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.850% 3.0332% 9/25/41 (b)(c)(d)	479,149	464,713
Series 2021-HQA4 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 3.1332% 12/25/41 (b)(c)(d)	1,915,000	1,860,360
Series 2022-DNA2 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 1.300% 3.4832% 2/25/42 (b)(c)(d)	539,369	537,070
Series 2022-DNA5 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.950% 5.1332% 6/25/42 (b)(c)(d)	1,342,390	1,372,959
Series 2022-HQA1 Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 2.100% 4.2832% 3/25/42 (b)(c)(d)	1,572,822	1,575,114
Freddie Mac Whole Loan Securities Trust Series 2017-SC02 Class M1, 3.8514% 5/25/47 (b)(c)	51,983	51,120
TOTAL U.S. GOVERNMENT AGENCY		10,825,869
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $82,332,660)		77,023,442

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 3.541% 4/15/34 (b)(c)(d)	595,000	571,816
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 3.691% 11/15/37 (b)(c)(d)	1,705,489	1,667,117
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 3.321% 12/15/36 (b)(c)(d)	1,395,000	1,363,613
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 3.441% 9/15/32 (b)(c)(d)	615,000	605,622
BAMLL Commercial Mortgage Securities Trust floater:
Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 4.391% 9/15/38 (b)(c)(d)	805,000	766,962
Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 3.458% 1/15/39 (b)(c)(d)	1,014,000	989,433
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 3.242% 9/15/34 (b)(c)(d)	970,000	950,601
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	289,582	275,484
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 3.19% 6/15/38 (b)(c)(d)	500,000	480,554
Big Commercial Mortgage Trust floater Series 2022-BIG Class C, CME Term SOFR 1 Month Index + 2.340% 4.6478% 2/15/39 (b)(c)(d)	410,000	392,041
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 3.141% 9/15/26 (b)(c)(d)	2,040,000	1,939,396
BPR Trust floater:
Series 2021-TY Class B, 1 month U.S. LIBOR + 1.150% 3.541% 9/15/38 (b)(c)(d)	780,000	742,396
Series 2022-OANA Class A, CME Term SOFR 1 Month Index + 1.890% 4.2054% 4/15/37 (b)(c)(d)	3,529,000	3,476,059
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 4.292% 8/15/38 (b)(c)(d)	340,000	316,164
BX Commercial Mortgage Trust floater:
Series 2021-PAC Class A, 1 month U.S. LIBOR + 0.680% 3.0811% 10/15/36 (b)(c)(d)	1,872,000	1,803,607
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 3.0433% 5/15/38 (b)(c)(d)	1,600,000	1,544,960
Series 2022-AHP Class A, CME Term SOFR 1 Month Index + 0.990% 3.2974% 1/17/39 (b)(c)(d)	760,000	738,490
Series 2022-CSMO Class B, CME Term SOFR 1 Month Index + 3.140% 5.4481% 6/15/27 (b)(c)(d)	1,090,000	1,080,406
Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 3.3099% 2/15/39 (b)(c)(d)	2,426,077	2,345,423
BX Trust:
floater:
Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 3.471% 10/15/36 (b)(c)(d)	382,500	375,807
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 3.242% 11/15/38 (b)(c)(d)	1,838,000	1,778,262
Series 2021-ARIA Class C, 1 month U.S. LIBOR + 1.640% 4.037% 10/15/36 (b)(c)(d)	590,000	555,309
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 3.0269% 10/15/26 (b)(c)(d)	1,715,000	1,642,115
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 3.792% 6/15/38 (b)(c)(d)	660,000	623,700
floater sequential payer Series 2021-SOAR Class A, 3.062% 6/15/38 (b)(c)	1,763,640	1,703,457
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 3.391% 4/15/34 (b)(c)(d)	2,135,000	2,084,188
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 3.311% 10/15/36 (b)(c)(d)	4,581,659	4,527,134
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 3.341% 11/15/36 (b)(c)(d)	1,033,000	1,012,341
Class D, 1 month U.S. LIBOR + 1.650% 4.041% 11/15/36 (b)(c)(d)	1,545,000	1,498,650
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 3.511% 6/15/34 (b)(c)(d)	3,714,948	3,650,537
Citigroup Commercial Mortgage Trust:
sequential payer Series 2015-GC27 Class AAB, 2.944% 2/10/48	2,368,558	2,328,195
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	535,104
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (b)	620,000	613,406
Series 2014-CR15 Class B, 4.7703% 2/10/47 (c)	920,000	909,964
Series 2014-CR19 Class AM, 4.08% 8/10/47	1,846,434	1,800,414
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	899,667
Series 2015-CR22:
Class B, 3.926% 3/10/48 (c)	405,000	385,967
Class C, 4.2074% 3/10/48 (c)	740,000	697,518
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 3.371% 5/15/36 (b)(c)(d)	5,485,000	5,422,554
Class C, 1 month U.S. LIBOR + 1.430% 3.821% 5/15/36 (b)(c)(d)	1,015,000	995,918
Class D, 1 month U.S. LIBOR + 1.600% 3.991% 5/15/36 (b)(c)(d)	780,000	764,400
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	445,369	414,174
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	901,713
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	652,611
Series 2019-C16 Class A1, 2.3595% 6/15/52	296,358	288,973
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 0.750% 3.141% 7/15/32 (b)(c)(d)	4,189,000	3,987,845
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, 1 month U.S. LIBOR + 0.700% 3.093% 11/15/38 (b)(c)(d)	2,555,000	2,464,209
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 3.472% 7/15/38 (b)(c)(d)	857,721	840,360
Class C, 1 month U.S. LIBOR + 1.700% 4.092% 7/15/38 (b)(c)(d)	810,015	785,714
Fontainebleau Miami Beach Trust Series 2019-FBLU Class B, 3.447% 12/10/36 (b)	1,075,000	1,020,481
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 3.191% 2/15/38 (b)(c)(d)	555,000	537,489
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 3.425% 12/15/36 (b)(c)(d)	1,906,000	1,863,117
Class C, 1 month U.S. LIBOR + 1.630% 4.024% 12/15/36 (b)(c)(d)	600,000	577,500
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 3.992% 5/15/26 (b)(c)(d)	685,000	655,327
GS Mortgage Securities Trust floater Series 2021-IP Class A, 1 month U.S. LIBOR + 0.950% 3.341% 10/15/36 (b)(c)(d)	1,087,000	1,034,517
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 4.162% 10/15/33 (b)(c)(d)	995,000	954,294
Class C, 1 month U.S. LIBOR + 2.170% 4.562% 10/15/33 (b)(c)(d)	805,000	761,515
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 3.191% 5/15/35 (b)(c)(d)	2,440,000	2,381,927
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 3.391% 9/15/29 (b)(c)(d)	1,644,659	1,621,684
Class B, 1 month U.S. LIBOR + 1.350% 3.741% 9/15/29 (b)(c)(d)	1,830,000	1,777,210
Class C, 1 month U.S. LIBOR + 1.600% 3.991% 9/15/29 (b)(c)(d)	575,000	556,499
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 3.641% 12/15/37 (b)(c)(d)	198,750	189,806
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 4.141% 8/15/38 (b)(c)(d)	978,060	921,839
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 3.6027% 5/15/39 (b)(c)(d)	2,874,000	2,819,965
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 3/15/38 (b)(c)(d)	1,631,730	1,579,598
Merit floater Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 3.091% 7/15/38 (b)(c)(d)	907,000	876,345
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 3.492% 4/15/38 (b)(c)(d)	710,000	681,601
MHC Trust floater Series 2021-MHC2 Class B, 1 month U.S. LIBOR + 1.100% 3.491% 5/15/23 (b)(c)(d)	660,000	635,250
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	359,624
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 3.241% 8/15/33 (b)(c)(d)	4,683,624	4,634,667
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 4.191% 12/15/36 (b)(c)(d)	510,000	486,153
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,275,779
Series 2019-MEAD Class D, 3.283% 11/10/36 (b)(c)	1,150,000	1,016,507
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 3.6797% 4/15/32 (b)(c)(d)	1,216,977	1,162,296
OPG Trust floater Series 2021-PORT Class A, 1 month U.S. LIBOR + 0.480% 2.875% 10/15/36 (b)(c)(d)	3,057,711	2,915,223
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 3.192% 4/15/36 (b)(c)(d)	650,000	631,833
Shelter Growth CRE Issuer Ltd. floater Series 2021-FL3 Class A, 1 month U.S. LIBOR + 1.080% 3.471% 9/15/36 (b)(d)	371,720	361,622
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 4.491% 6/15/31 (b)(c)(d)	754,536	730,013
SREIT Trust floater Series 2021-MFP Class A, 1 month U.S. LIBOR + 0.730% 3.1218% 11/15/38 (b)(c)(d)	1,753,000	1,689,305
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 3.1904% 4/10/46 (b)(c)(d)	2,511,608	2,506,817
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	216,989	212,153
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $110,085,188)		106,618,306

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev. Series 2021 A1, 1.711% 6/1/24	800,000	765,551
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,638,679
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	355,001
TOTAL MUNICIPAL SECURITIES (Cost $2,800,000)		2,759,231

Bank Notes - 0.1%
	Principal Amount (a)	Value ($)
First Republic Bank 1.912% 2/12/24 (c) (Cost $4,069,952)	4,071,000	4,025,220

Commercial Paper - 0.1%
	Principal Amount (a)	Value ($)
HSBC U.S.A., Inc. 0.33% 10/4/22 (Cost $4,998,488)	5,000,000	4,987,921

Short-Term Funds - 59.1%
	Shares	Value ($)
Short-Term Funds - 59.1%
Baird Short-Term Bond Fund - Institutional Class	15,848,097	147,545,787
Baird Ultra Short Bond Fund Institutional Class	36,345,827	362,731,352
BlackRock Low Duration Bond Portfolio Investor A Shares	15,610,769	141,589,674
Fidelity SAI Short-Term Bond Fund (g)	19,995,593	190,957,917
iShares Short Maturity Bond ETF (h)	3,103,875	153,207,270
iShares Ultra Short-Term Bond ETF (h)	3,133,489	157,019,134
JPMorgan Ultra-Short Income ETF (h)	6,640,480	333,418,501
Metropolitan West Low Duration Bond Fund - Class M	25,578,052	214,088,296
PIMCO Enhanced Short Maturity Active ETF (h)	2,054,944	204,117,588
PIMCO Short-Term Fund Institutional Class	69,030,563	662,003,104
T. Rowe Price Ultra Short-Term Bond Fund	48,877,739	241,456,031

TOTAL SHORT-TERM FUNDS (Cost $2,857,935,390)		2,808,134,654

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 2.33% (i)	27,559,423	27,564,935
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07% (g)(j)	54,090,675	54,090,675
Fidelity Securities Lending Cash Central Fund 2.34% (i)(k)	26,326,531	26,329,164
State Street Institutional U.S. Government Money Market Fund Premier Class 2.25% (j)	170,907	170,907
TOTAL MONEY MARKET FUNDS (Cost $108,150,707)		108,155,681

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $4,862,812,438)	4,770,665,054
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(17,223,987)
NET ASSETS - 100.0%	4,753,441,067

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	688	Dec 2022	143,329,750	(215,262)	(215,262)

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	16	Dec 2022	1,870,500	6,977	6,977
CBOT 5-Year U.S. Treasury Note Contracts (United States)	261	Dec 2022	28,924,102	99,543	99,543
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	32	Dec 2022	4,006,000	20,990	20,990

TOTAL SOLD					127,510

TOTAL FUTURES CONTRACTS					(87,752)
The notional amount of futures purchased as a percentage of Net Assets is 3.0%
The notional amount of futures sold as a percentage of Net Assets is 0.7%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $746,826,914 or 15.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $767,767.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 2.33%	26,998,503	349,579,906	349,013,474	162,608	-	-	27,564,935	0.1%
Fidelity Securities Lending Cash Central Fund 2.34%	83,359,539	775,032,700	832,063,075	73,787	-	-	26,329,164	0.1%
Total	110,358,042	1,124,612,606	1,181,076,549	236,395	-	-	53,894,099

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 2.07%	30,026,291	222,475,180	198,410,820	411,586	24	-	54,090,675
Fidelity SAI Short-Term Bond Fund	232,541,959	484,301	40,000,000	484,301	(1,735,288)	(333,055)	190,957,917
	262,568,250	222,959,481	238,410,820	895,887	(1,735,264)	(333,055)	245,048,592

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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